PAYABLE TO RELATED PARTY	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Related Party Transactions [Abstract]
PAYABLE TO RELATED PARTY

Payable to related party comprises the amounts paid by the major shareholder on behalf of the Company. The payable is unsecured, non-interest bearing and due on demand. As of June 30, 2019 and March 31, 2019, respectively, there were no amounts payable to related party.

Payable to related party comprises of the amounts paid by the major shareholder on behalf of the Company. The payable is unsecured, non-interest bearing and due on demand. As of March 31, 2019 and 2018, respectively, the payable to related party amounted to $0 and $516, respectively.